Debt	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Debt
10. DEBT
Facility
On December 22, 2016, the Company entered into a credit agreement (“Credit Agreement”) with various financial institutions (“Lenders”). The Credit Agreement consisted a $48,500 term loan (the “Term Loan”) and revolving loans (“Revolving Loans”) in aggregate principal amount of $5,000 (collectively, the “Facility”). The Facility matures on December 22, 2021. The Facility bears interest at a rate equal to the greater of 0.5% or the one-month
London Inter-bank Offered Rate (“LIBOR”), plus 8.5%, per annum.
The Company entered into five separate amendments (collectively “Amendments”) to the Credit Agreement subsequent to the date of the Credit Agreement. The Amendments did not result in a change to the principal amount, terms or interest rate of the Facility.
The Company incurred debt issuance costs of $1,220 which are presented in the consolidated balance sheets. For the years ended December 31, 2020 and 2019, the Company amortized $220 and $264, respectively, and $118 and $151 for the nine months ended September 30, 2021 and 2020 (unaudited), respectively. The effective rate of interest associated with this loan was 10.6% for the years ended December 31, 2020 and 2019, and for the nine months ended September 30, 2021 and 2020 (unaudited).
The Company is subject to customary representations, warranties, and covenants. The Facility requires that the Company meet certain financial and non-financial
covenants which include, but are not limited to, (i) delivering audited consolidated financial statements to the lender within 120 days after year-end,
(ii) delivering unaudited consolidated financial statements within 45 days after each fiscal quarter and 30 days after each month end (other than those days that constitute fiscal quarter), (iii) maintaining certain leverage ratios and fixed charge coverage ratios, (iv) and limit capital expenditures to $500 in any fiscal year. As of December 31, 2020, and 2019, the Company was in full compliance with the terms of the Term Loan, and obtained an extension from the lender of the required delivery of the December 31, 2020 audited financial statements until September 30, 2021. As of September 30, 2021 (unaudited), the Company was in full compliance with the terms of the Term Loan.
All obligations under the Term Loan are secured by a fully perfected priority security interest in substantially all assets of the Company.
Silicon Valley Bank Revolver
On September 21, 2017, the Company entered into a Loan and Security agreement (“Loan and Security Agreement”) with Silicon Valley Bank (“SVB”). The Loan and Security Agreement consisted of a revolving line of up to $8,000 (“SVB Revolver”) and letters of credit up to $2,775 (“Letters of Credit”) (Refer to Note 16—
Commitments and contingencies
). Under the original terms, before subsequent amendments, the SVB Revolver matured on September 21, 2019. The SVB Revolver is available on demand and accrues interest at Prime (as defined in the Loan and Security Agreement) plus 2.5% and interest shall be payable monthly. The borrowing base of the SVB Revolver is 80.0% of the Company’s eligible accounts receivable. Upon expiration, all outstanding principal and interest are due. The collections of the Company’s accounts receivable are applied to the outstanding loan balance daily.
Since the inception of the Loan and Security Agreement the Company has entered into several amendments, primarily to extend the term of the agreement. On October 23, 2020, the Company entered into the Sixth Amendment to the Loan and Security Agreement (“Sixth SVB Revolver Amendment”). The Sixth SVB Revolver Amendment extended the previously amended maturity date of July 31, 2020 to July 31, 2021. The interest rate definition was also amended to accrue at a floating per annum rate equal to the greater of (a) 2.50% above the Prime Rate and (b) 3.25%; provided, however, during a Streamline Period, the principal amount outstanding under the SVB Revolver shall accrue interest at a floating per annum rate equal to the greater of (x) 1.50% above the Prime Rate and (y) 3.25%.
On July 27, 2021, the Seventh Loan Modification Agreement to the Loan and Security Agreement was executed. The Seventh SVB Revolver Amendment extended the previously amended maturity date of July 31, 2021 to November 30, 2021. Additionally, an amendment fee in the amount of $4 was charged by the Bank to AdTheorent in connection with the amendment. The Company accounted for the extension of the maturity date as a modification of the debt instrument.
For the year ended December 31, 2020 and 2019, and the nine months ended September 30, 2021 and 2020 (unaudited), the Company did not incur any interest related to the SVB Revolver. As of December 31, 2020, and 2019 and as of September 30, 2021 (unaudited), the SVB Revolver balance was $0, respectively. The Company did not draw upon the SVB Revolver as of December 31, 2020, and 2019, and as of September 30, 2021 (unaudited).
The SVB Revolver requires that the Company meet certain financial and non-financial
covenants which include, but are not limited to, (i) delivering a Borrowing Base Report (as defined in the Loan and Security Agreement) within 30 days after the end of each month, (ii) delivering monthly accounts receivable aging and monthly accounts payable aging within 30 days after the end of each month, (iii) delivering Monthly Financial Statements (as defined in the Loan and Security Agreement) no later than 30 days after the last day of each month, (iv) delivering audited consolidated financial statements within 180 days after year-end.
As of December 31, 2020, and 2019 and September 30, 2021 (unaudited), the Company was in full compliance with the terms of the SVB Revolver and obtained an extension from the lender of the required delivery of the December 31, 2020 audited financial statements until September 30, 2021. As of September 30, 2021 (unaudited), the Company was in full compliance with the terms of the SVB Revolver.
All obligations under the SVB Revolver are secured by substantially all assets of the Company (subject only to permitted liens to have superior priority).
Debt consists of the following as of December 31, 2020 and 2019 and as of September 30, 2021 (unaudited):

	As of December 31,		As of September 30,
	2020	2019	2021
			(unaudited)
Term Loan Payable	$26,187	$32,958	$24,368
Less: Deferred financing fees	(155)	(375)	(37)

	26,032	32,583	24,331
Less: Current portion of Term Loan Payable, net	(26,032)	(2,425)	(24,331)

Term Loan, net of current portion	$—	$30,158	$—

The carrying value of debt as of December 31, 2020 and 2019 approximated its fair value. The carrying value of debt as of September 30, 2021 (unaudited) approximated its fair value. All required principal payments are due in 2021.